SECURED BORROWINGS, Securitization Notes (Details) - Secured Borrowings [Member]		12 Months Ended
		Dec. 31, 2018 USD ($) Aircraft	Dec. 31, 2017 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding	[1]	$ 2,416,807,000	$ 2,058,891,000
Securitization Notes [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	[1]	$ 85,584,000	101,551,000
Maturity date		Nov. 14, 2033
B&B Air Funding [Member] | Securitization Notes [Member]
Secured Borrowings [Abstract]
Principal amount outstanding		$ 85,584,000
Number of aircraft serving as security | Aircraft		9
Maturity date		Nov. 14, 2033
B&B Air Funding [Member] | Securitization Notes [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate		1 month
Basis spread on variable rate		0.77%
B&B Air Funding [Member] | Revolving Credit Facility [Member] | Securitization Note Liquidity Facility [Member]
Secured Borrowings [Abstract]
Maximum borrowing capacity		$ 60,000,000
Commitment fee percentage		0.40%
Balance		$ 0	$ 0
B&B Air Funding [Member] | Revolving Credit Facility [Member] | Securitization Note Liquidity Facility [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate		1 month
Basis spread on variable rate		1.20%

[1]	As of December 31, 2018 and 2017, accrued interest on secured borrowings totaled $10.9 million and $6.6 million, respectively.